Schedule of note receivable and deposits (Details) - USD ($)	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
NOTES RECEIVABLE AND DEPOSITS [abstract]
Promissory notes receivable	$ 5,345,000	$ 0	$ 0
Deposit on acquisition	900,000	0	0
Accrued interest receivable	216,897	0	0
Additional advances	14,618	0	0
Notes receivable and deposits	$ 6,476,515	$ 0	$ 0